UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock
Investors Trust

Semiannual Report
4.30.12

Ticker | **JHI**

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	63.1%	Term Loans	1.1%

U.S. Government Agency	17.3%	Convertible Bonds	1.1%

U.S. Government	5.3%	Asset Backed Securities	1.0%

Collateralized Mortgage Obligations	4.8%	Common Stocks	0.5%

Foreign Government Obligations	3.1%	Capital Preferred Securities	0.2%

Preferred Securities	1.9%	Short-Term Investments	0.6%

Quality Distribution[1,2]

U.S. Government	5.3%	B	26.7%

U.S. Government Agency	17.3%	CCC & Below	11.5%

AAA	1.3%	Not Rated	0.7%

AA	2.6%	Preferred Securities	1.9%

A	8.0%	Equity	0.5%

BBB	14.7%	Short-Term Investments	0.6%

BB	8.9%

1 As a percentage of the Fund’s total investments on 4-30-12.

2 Ratings are from Moody’s Investor Services, Inc. If not available, we have used Standard & Poor’s ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 4-30-12 and do not reflect subsequent downgrades or upgrades, if any.

6 Investors Trust | Semiannual report

Fund’s investments

As of 4-30-12 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Corporate Bonds 94.2% (63.1% of Total Investments)				$158,580,315

(Cost $152,858,811)

Consumer Discretionary 14.6%				24,480,201

Auto Components 0.5%

Allison Transmission, Inc. (S)	7.125	05-15-19	$550,000	576,126

Allison Transmission, Inc. (S)	11.000	11-01-15	314,000	331,258

Automobiles 0.2%

Chrysler Group LLC	8.250	06-15-21	240,000	248,400

Hotels, Restaurants & Leisure 3.9%

Downstream Development Authority of the
Quapaw Tribe of Oklahoma (S)(Z)	10.500	07-01-19	1,000,000	1,042,500

Greektown Superholdings, Inc.	13.000	07-01-15	2,179,000	2,405,071

Jacobs Entertainment, Inc. (Z)	9.750	06-15-14	1,000,000	997,500

Little Traverse Bay Bands of Odawa Indians (S)	9.000	08-31-20	328,000	298,480

Mashantucket Western Pequot Tribe (H)(S)	5.912	09-01-21	275,000	134,324

Mashantucket Western Pequot Tribe,
Series A (H)(S)	8.500	11-15-15	1,625,000	148,281

Mohegan Tribal Gaming Authority (S)	11.000	09-15-18	1,000,000	697,500

Waterford Gaming LLC (S)	8.625	09-15-14	763,045	426,920

Yonkers Racing Corp. (S)(Z)	11.375	07-15-16	351,000	377,764

Household Durables 0.7%

Corp. GEO SAB de CV (S)	8.875	03-27-22	1,000,000	1,015,000

Standard Pacific Corp.	8.375	05-15-18	140,000	148,750

Leisure Equipment & Products 0.3%

Easton-Bell Sports, Inc. (Z)	9.750	12-01-16	465,000	514,406

Media 6.0%

Cinemark USA, Inc.	7.375	06-15-21	365,000	394,200

Cinemark USA, Inc. (Z)	8.625	06-15-19	245,000	272,256

Clear Channel Communications, Inc. (Z)	10.750	08-01-16	1,385,000	1,021,438

Clear Channel Communications, Inc., PIK (Z)	11.000	08-01-16	1,806,617	1,314,314

DIRECTV Holdings LLC (Z)	5.875	10-01-19	355,000	408,283

News America, Inc. (Z)	7.750	01-20-24	980,000	1,147,745

Time Warner Cable, Inc. (Z)	8.250	04-01-19	375,000	488,237

Videotron Ltee (Z)	6.375	12-15-15	300,000	307,500

WMG Acquisition Corp.	11.500	10-01-18	685,000	746,650

XM Satellite Radio, Inc. (S)	7.625	11-01-18	2,000,000	2,180,000

XM Satellite Radio, Inc. (S)(Z)	13.000	08-01-13	1,650,000	1,866,563

See notes to financial statements	Semiannual report | Investors Trust 7

		Maturity
	Rate (%)	date	Par value	Value
Multiline Retail 1.4%

Macy’s Retail Holdings, Inc. (Z)	7.875	08-15-36	$215,000	$239,631

Michaels Stores, Inc. (Z)	11.375	11-01-16	1,975,000	2,098,457

Specialty Retail 1.2%

Automotores Gildemeister SA (S)(Z)	8.250	05-24-21	720,000	760,320

Hillman Group, Inc.	10.875	06-01-18	290,000	305,950

Sonic Automotive, Inc. (Z)	9.000	03-15-18	145,000	158,050

Staples, Inc. (Z)	9.750	01-15-14	500,000	566,577

Toys R US Property Company II LLC	8.500	12-01-17	225,000	234,000

Textiles, Apparel & Luxury Goods 0.4%

PVH Corp. (Z)	7.375	05-15-20	550,000	607,750

Consumer Staples 3.4%				5,785,308

Beverages 1.1%

Corp. Lindley SA (S)	6.750	11-23-21	245,000	261,538

SABMiller Holdings, Inc. (S)(Z)	3.750	01-15-22	1,500,000	1,559,003

Food Products 1.3%

Bunge Ltd. Finance Corp. (Z)	5.350	04-15-14	1,015,000	1,084,903

Corp. Pesquera Inca SAC (S)(Z)	9.000	02-10-17	350,000	374,500

Marfrig Holding Europe BV (S)(Z)	8.375	05-09-18	600,000	519,000

TreeHouse Foods, Inc. (Z)	7.750	03-01-18	175,000	189,438

Household Products 0.4%

Reynolds Group Issuer, Inc. (S)	9.250	05-15-18	390,000	393,900

Yankee Candle Company, Inc.	8.500	02-15-15	20,000	20,500

Yankee Candle Company, Inc., Series B (Z)	9.750	02-15-17	315,000	329,175

Personal Products 0.1%

Revlon Consumer Products Corp. (Z)	9.750	11-15-15	185,000	199,569

Tobacco 0.5%

Lorillard Tobacco Company (Z)	6.875	05-01-20	720,000	853,782

Energy 16.7%				28,136,011

Energy Equipment & Services 3.8%

Astoria Depositor Corp., Series B (S)	8.144	05-01-21	750,000	652,500

Forbes Energy Services, Ltd.	9.000	06-15-19	295,000	286,150

Gazprom OAO Via RBS AG (S)(Z)	9.625	03-01-13	1,000,000	1,062,580

Inkia Energy, Ltd. (S)(Z)	8.375	04-04-21	1,400,000	1,473,500

Offshore Group Investments, Ltd. (Z)	11.500	08-01-15	2,475,000	2,707,031

Trinidad Drilling, Ltd. (S)(Z)	7.875	01-15-19	265,000	282,225

Oil, Gas & Consumable Fuels 12.9%

Afren PLC (S)	10.250	04-08-19	1,000,000	1,047,080

Afren PLC (S)(Z)	11.500	02-01-16	1,600,000	1,734,208

Alpha Natural Resources, Inc. (Z)	6.250	06-01-21	740,000	690,050

Arch Coal, Inc. (S)	7.000	06-15-19	260,000	233,350

Arch Coal, Inc. (S)	7.250	06-15-21	470,000	419,475

CNOOC Finance 2012, Ltd. (S)	5.000	05-02-42	1,000,000	1,012,847

Devon Energy Corp. (Z)	5.625	01-15-14	1,035,000	1,119,839

DTEK Finance BV (S)	9.500	04-28-15	1,000,000	963,750

EV Energy Partners LP	8.000	04-15-19	405,000	413,100

8 Investors Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Oil, Gas & Consumable Fuels (continued)

Linn Energy LLC (Z)	8.625	04-15-20	$390,000	$426,075

McMoRan Exploration Company (Z)	11.875	11-15-14	1,100,000	1,155,000

Niska Gas Storage US LLC (Z)	8.875	03-15-18	565,000	532,513

Pan American Energy LLC (S)(Z)	7.875	05-07-21	1,100,000	1,045,000

Pertamina Persero PT (S)	6.000	05-03-42	1,000,000	982,500

Petrobras International Finance Company (Z)	5.375	01-27-21	500,000	547,407

Petroleos Mexicanos (Z)	4.875	03-15-15	1,000,000	1,080,000

Petroleos Mexicanos (Z)	6.000	03-05-20	360,000	413,100

Plains All American Pipeline LP (Z)	6.500	05-01-18	1,000,000	1,212,340

RDS Ultra-Deepwater, Ltd. (S)(Z)	11.875	03-15-17	1,250,000	1,373,438

Regency Energy Partners LP (Z)	9.375	06-01-16	1,140,000	1,248,300

Thermon Industries, Inc. (Z)	9.500	05-01-17	1,332,000	1,465,200

Transportadora de Gas Internacional SA ESP (S)	5.700	03-20-22	1,500,000	1,545,000

Valero Energy Corp. (Z)	4.500	02-01-15	205,000	220,277

Valero Energy Corp. (Z)	6.125	02-01-20	205,000	238,301

W&T Offshore, Inc. (Z)	8.500	06-15-19	525,000	553,875

Financials 21.1%				35,551,211

Capital Markets 2.6%

Knight Capital Group, Inc. (Z)	3.500	03-15-15	250,000	242,813

Morgan Stanley (Z)	3.800	04-29-16	1,000,000	977,691

Morgan Stanley (Z)	6.000	04-28-15	1,000,000	1,046,359

The Goldman Sachs Group, Inc. (Z)	3.625	02-07-16	1,000,000	1,005,172

The Goldman Sachs Group, Inc. (Z)	6.250	09-01-17	1,000,000	1,087,633

Commercial Banks 6.1%

Banco Bradesco SA (S)	5.750	03-01-22	500,000	508,250

Banco de Galicia y Buenos Aires (S)(Z)	8.750	05-04-18	410,000	356,700

BanColombia SA (Z)	5.950	06-03-21	560,000	595,000

Barclays Bank PLC (Z)	5.140	10-14-20	1,595,000	1,525,113

BBVA Bancomer SA (S)(Z)	6.500	03-10-21	1,000,000	1,010,000

GTB Finance B.V. (S)(Z)	7.500	05-19-16	285,000	296,400

National City Bank of Indiana (Z)	4.250	07-01-18	2,000,000	2,114,744

Sberbank of Russia Via SB Capital SA (S)(Z)	6.125	02-07-22	1,000,000	1,031,500

State Bank of India/London (S)(Z)	4.500	07-27-15	500,000	515,878

Wachovia Corp. (Z)	5.750	02-01-18	2,000,000	2,332,210

Consumer Finance 1.0%

American Express Credit Corp. (Z)	5.125	08-25-14	1,000,000	1,085,307

SLM Corp. (Z)	8.450	06-15-18	485,000	531,075

Diversified Financial Services 3.7%

Alfa Bank OJSC (S)(Z)	7.750	04-28-21	300,000	292,875

Bank of Ceylon (S)	6.875	05-03-17	1,000,000	1,009,940

Corp Andina de Fomento (Z)	3.750	01-15-16	690,000	721,127

Gruposura Finance (S)(Z)	5.700	05-18-21	440,000	459,140

Intercorp Retail Trust (S)	8.875	11-14-18	305,000	326,350

JPMorgan Chase & Company (Z)	3.450	03-01-16	2,000,000	2,093,804

Nationstar Mortgage	10.875	04-01-15	375,000	401,250

Schahin II Finance Company, SPV, Ltd. (S)	5.875	09-25-22	900,000	900,000

See notes to financial statements	Semiannual report | Investors Trust 9

		Maturity
	Rate (%)	date	Par value	Value
Insurance 3.1%

CNA Financial Corp. (Z)	7.350	11-15-19	$655,000	$776,684

Liberty Mutual Group, Inc. (S)	7.300	06-15-14	750,000	829,283

Lincoln National Corp. (7.000% to 05-17-16,
then 3 month LIBOR + 2.358%) (Z)	7.000	05-17-66	370,000	358,900

MetLife, Inc. (Z)	6.817	08-15-18	2,000,000	2,470,744

Symetra Financial Corp. (8.300% to 10-15-17,
then 3 month LIBOR + 4.177%) (S)(Z)	8.300	10-15-37	520,000	508,300

Willis North America, Inc. (Z)	7.000	09-29-19	215,000	249,507

Investment Companies 0.9%

IPIC GMTN Ltd. (S)(Z)	5.500	03-01-22	1,500,000	1,567,500

Real Estate Investment Trusts 1.2%

DuPont Fabros Technology LP (Z)	8.500	12-15-17	350,000	385,875

Health Care REIT, Inc. (Z)	6.200	06-01-16	345,000	382,647

Plum Creek Timberlands LP (Z)	5.875	11-15-15	345,000	380,719

Servicios Corporativos Javer SAPI de CV (S)	9.875	04-06-21	1,000,000	943,000

Real Estate Management & Development 2.5%

Country Garden Holdings Company, Ltd. (S)	11.125	02-23-18	1,000,000	1,001,200

General Shopping Investments, Ltd.
(12.000% to 03-20-17, then 5 Year USGG +
11.052%) (Q)(S)	12.000	03-20-17	500,000	492,500

Realogy Corp. (Z)	11.500	04-15-17	1,095,000	1,023,825

Realogy Corp. (Z)	12.000	04-15-17	1,843,221	1,714,196

Health Care 2.0%				3,344,913

Health Care Providers & Services 1.5%

AmerisourceBergen Corp. (Z)	3.500	11-15-21	1,000,000	1,044,976

BioScrip, Inc. (Z)	10.250	10-01-15	510,000	552,075

Emergency Medical Services Corp.	8.125	06-01-19	100,000	102,500

ExamWorks Group, Inc. (S)	9.000	07-15-19	680,000	690,200

HCA, Inc.	7.500	02-15-22	130,000	139,913

Pharmaceuticals 0.5%

Catalent Pharma Solutions, Inc., PIK (P)	9.500	04-15-15	432,268	445,236

Endo Pharmaceuticals Holdings, Inc.	7.250	01-15-22	345,000	370,013

Industrials 9.6%				16,211,722

Aerospace & Defense 1.3%

Ducommun, Inc.	9.750	07-15-18	160,000	169,200

Embraer Overseas, Ltd. (Z)	6.375	01-15-20	885,000	982,350

Kratos Defense & Security Solutions, Inc. (Z)	10.000	06-01-17	400,000	430,000

TransDigm, Inc. (Z)	7.750	12-15-18	495,000	539,550

Airlines 5.3%

America West Airlines 2001-1 Pass Through
Trust (Z)	7.100	04-02-21	421,961	430,400

American Airlines 2011-1 Class B Pass Through
Trust (S)(Z)	7.000	01-31-18	1,307,117	1,280,975

Continental Airlines 1999-1 Class A Pass
Through Trust (Z)	6.545	02-02-19	209,858	225,597

Continental Airlines 2000-2 Class B Pass
Through Trust (Z)	8.307	04-02-18	136,134	138,176

10 Investors Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Airlines (continued)

Delta Air Lines 2007-1 Class A Pass Through
Trust (Z)	6.821	08-10-22	$681,629	$737,863

Delta Air Lines, Inc. (S)(Z)	9.500	09-15-14	1,186,000	1,260,125

Delta Air Lines, Inc. (S)(Z)	12.250	03-15-15	410,000	445,875

Global Aviation Holdings, Inc. (H)	14.000	08-15-13	1,263,000	404,160

TAM Capital 3, Inc. (S)(Z)	8.375	06-03-21	505,000	525,200

TAM Capital, Inc. (Z)	7.375	04-25-17	860,000	896,550

UAL 2009-1 Pass Through Trust (Z)	10.400	11-01-16	272,589	311,106

UAL 2009-2A Pass Through Trust (Z)	9.750	01-15-17	596,944	682,008

United Air Lines, Inc. (S)(Z)	12.000	11-01-13	820,000	867,150

United Air Lines, Inc. (Z)	12.750	07-15-12	672,725	684,497

Building Products 0.3%

Euramax International, Inc.	9.500	04-01-16	120,000	110,400

Nortek, Inc.	8.500	04-15-21	235,000	232,063

Voto-Votorantim Overseas Trading Operations
NV (S)(Z)	6.625	09-25-19	160,000	179,200

Commercial Services & Supplies 1.0%

Garda World Security Corp. (S)(Z)	9.750	03-15-17	765,000	810,900

Iron Mountain, Inc. (Z)	8.375	08-15-21	760,000	828,400

Construction Materials 0.6%

Votorantim Cimentos SA (S)	7.250	04-05-41	1,000,000	1,017,500

Electrical Equipment 0.2%

Coleman Cable, Inc. (Z)	9.000	02-15-18	295,000	311,225

Industrial Conglomerates 0.2%

Hutchison Whampoa International, Ltd. (S)(Z)	4.625	09-11-15	385,000	411,652

Machinery 0.4%

Lonking Holdings, Ltd. (S)(Z)	8.500	06-03-16	505,000	474,700

Thermadyne Holdings Corp.	9.000	12-15-17	260,000	265,850

Marine 0.1%

Navios South American Logistics, Inc.	9.250	04-15-19	200,000	183,000

Road & Rail 0.2%

Avis Budget Car Rental LLC (Z)	9.625	03-15-18	345,000	376,050

Information Technology 1.9%				3,227,688

Computers & Peripherals 0.4%

Seagate HDD Cayman (S)(Z)	7.000	11-01-21	565,000	613,025

Electronic Equipment, Instruments & Components 1.1%

CDW LLC (Z)	8.000	12-15-18	500,000	545,000

Freescale Semiconductor, Inc. (S)(Z)	9.250	04-15-18	290,000	317,913

Viasystems, Inc. (S)	7.875	05-01-19	1,000,000	1,015,000

IT Services 0.4%

Brightstar Corp. (S)(Z)	9.500	12-01-16	700,000	736,750

Materials 11.5%				19,294,933

Chemicals 1.6%

American Pacific Corp. (Z)	9.000	02-01-15	565,000	569,238

Braskem Finance, Ltd. (S)(Z)	5.750	04-15-21	200,000	208,120

See notes to financial statements	Semiannual report | Investors Trust 11

		Maturity
	Rate (%)	date	Par value	Value
Chemicals (continued)

Fufeng Group, Ltd. (S)(Z)	7.625	04-13-16	$985,000	$849,563

The Dow Chemical Company (Z)	5.900	02-15-15	1,000,000	1,123,916

Construction Materials 1.4%

Cemex SAB de CV (S)	9.000	01-11-18	1,000,000	935,000

China Shanshui Cement Group, Ltd. (S)(Z)	8.500	05-25-16	350,000	341,250

Magnesita Finance, Ltd. (Q)(S)	8.625	04-05-17	1,000,000	982,874

Vulcan Materials Company	7.500	06-15-21	120,000	132,900

Containers & Packaging 2.6%

AEP Industries, Inc.	8.250	04-15-19	355,000	372,750

Berry Plastics Corp. (Z)	8.250	11-15-15	770,000	821,975

Berry Plastics Corp. (Z)	9.750	01-15-21	500,000	546,250

Cascades, Inc. (Z)	7.875	01-15-20	240,000	234,600

Graphic Packaging International, Inc. (Z)	7.875	10-01-18	236,000	261,960

Graphic Packaging International, Inc. (Z)	9.500	06-15-17	185,000	205,350

Pretium Packaging LLC	11.500	04-01-16	160,000	166,400

Sealed Air Corp. (S)(Z)	8.375	09-15-21	1,500,000	1,702,500

Metals & Mining 5.1%

APERAM (S)(Z)	7.750	04-01-18	300,000	286,500

CSN Islands XI Corp. (S)(Z)	6.875	09-21-19	250,000	282,500

Essar Steel Algoma, Inc. (S)(Z)	9.375	03-15-15	500,000	516,250

Evraz Group SA (S)	6.750	04-27-18	500,000	480,950

Gerdau Holdings, Inc. (S)(Z)	7.000	01-20-20	360,000	409,500

Metinvest BV (S)(Z)	8.750	02-14-18	555,000	513,375

Midwest Vanadium Pty, Ltd. (S)	11.500	02-15-18	1,000,000	670,000

Mongolian Mining Corp. (S)	8.875	03-29-17	1,000,000	1,000,000

Rain CII Carbon LLC (S)	8.000	12-01-18	945,000	989,888

Rio Tinto Finance USA, Ltd. (Z)	7.125	07-15-28	710,000	947,518

Ryerson, Inc. (Z)	12.000	11-01-15	1,000,000	1,042,500

SunCoke Energy, Inc.	7.625	08-01-19	105,000	107,100

Teck Resources, Ltd.	10.750	05-15-19	120,000	148,500

Vedanta Resources PLC (S)(Z)	8.250	06-07-21	795,000	755,250

Winsway Coking Coal Holding, Ltd. (S)(Z)	8.500	04-08-16	425,000	394,188

Paper & Forest Products 0.8%

AbitibiBowater, Inc. (Z)	10.250	10-15-18	628,000	728,480

Boise Paper Holdings LLC (Z)	8.000	04-01-20	515,000	567,788

Telecommunication Services 8.9%				14,933,562

Communications Equipment 0.2%

Sable International Finance, Ltd. (S)(Z)	7.750	02-15-17	250,000	258,750

Diversified Telecommunication Services 4.7%

Axtel SAB de CV (S)(Z)	7.625	02-01-17	810,000	619,650

Axtel SAB de CV (S)(Z)	9.000	09-22-19	260,000	202,800

Cincinnati Bell, Inc.	8.750	03-15-18	540,000	506,250

Frontier Communications Corp. (Z)	7.125	03-15-19	530,000	528,675

Frontier Communications Corp. (Z)	8.750	04-15-22	435,000	456,750

GTP Acquisition Partners I LLC (S)	7.628	06-15-16	370,000	357,823

GXS Worldwide, Inc. (Z)	9.750	06-15-15	430,000	413,875

12 Investors Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Diversified Telecommunication Services (continued)

Intelsat Luxembourg SA (Z)	11.250	02-04-17	$1,470,000	$1,525,125

Intelsat Luxembourg SA, PIK (S)	11.500	02-04-17	390,000	402,675

Satmex Escrow SA de CV (S)	9.500	05-15-17	1,000,000	1,037,500

Satmex Escrow SA de CV	9.500	05-15-17	404,000	419,150

Wind Acquisition Finance SA (S)	11.750	07-15-17	1,000,000	982,500

Wind Acquisition Holdings Finance SA, PIK (S)	12.250	07-15-17	500,000	436,250

Wireless Telecommunication Services 4.0%

CC Holdings GS V LLC (S)(Z)	7.750	05-01-17	410,000	446,900

Crown Castle Towers LLC (S)(Z)	4.883	08-15-20	750,000	795,154

Nextel Communications, Inc. (Z)	7.375	08-01-15	1,340,000	1,299,800

NII Capital Corp. (Z)	10.000	08-15-16	320,000	358,400

SBA Tower Trust (S)(Z)	5.101	04-15-17	580,000	631,160

Sprint Nextel Corp. (S)(Z)	11.500	11-15-21	2,150,000	2,284,375

VimpelCom Holdings BV (S)	7.504	03-01-22	1,000,000	970,000

Utilities 4.5%				7,614,766

Electric Utilities 3.4%

Beaver Valley II Funding (Z)	9.000	06-01-17	468,000	485,985

BVPS II Funding Corp. (Z)	8.890	06-01-17	475,000	524,464

CE Generation LLC (Z)	7.416	12-15-18	474,000	476,963

Centrais Eletricas do Para SA (H)(S)(Z)	10.500	06-03-16	415,000	199,182

Eskom Holdings, Ltd. (S)	5.750	01-26-21	500,000	537,500

Exelon Corp. (Z)	4.900	06-15-15	1,015,000	1,110,642

FPL Energy National Wind LLC (S)(Z)	5.608	03-10-24	214,064	221,552

Israel Electric Corp., Ltd. (S)(Z)	6.700	02-10-17	1,000,000	1,037,090

PNPP II Funding Corp. (Z)	9.120	05-30-16	239,000	256,141

Texas Competitive Electric Holdings Company
LLC (S)	11.500	10-01-20	155,000	96,100

United Maritime Group LLC (Z)	11.750	06-15-15	475,000	499,938

W3A Funding Corp. (Z)	8.090	01-02-17	299,538	302,713

Independent Power Producers & Energy Traders 1.1%

Listrindo Capital BV (S)	6.950	02-21-19	1,000,000	1,040,690

NRG Energy, Inc. (Z)	7.375	01-15-17	795,000	825,806

Convertible Bonds 1.6% (1.1% of Total Investments)				$2,705,883

(Cost $2,505,628)

Consumer Discretionary 0.5%				860,620

Media 0.5%

XM Satellite Radio, Inc. (S)	7.000	12-01-14	$592,000	860,620

Health Care 0.5%				853,750

Health Care Equipment & Supplies 0.5%

NuVasive, Inc. (Z)	2.750	07-01-17	1,000,000	853,750

See notes to financial statements	Semiannual report | Investors Trust 13

		Maturity
	Rate (%)	date	Par value	Value
Industrials 0.3%				$503,388

Airlines 0.3%

United Continental Holdings, Inc. (Z)	4.500	06-30-21	$550,000	503,388

Materials 0.3%				488,125

Containers & Packaging 0.3%

Owens-Brockway Glass Container, Inc. (S)	3.000	06-01-15	500,000	488,125

Capital Preferred Securities (a) 0.4% (0.2% of Total Investments)				$644,000

(Cost $700,000)

Financials 0.4%				644,000

Commercial Banks 0.4%

HSBC Finance Capital Trust IX (5.911% to
11-30-15, then 3 month LIBOR + 1.926%) (Z)	5.911	11-30-35	$700,000	644,000

U.S. Government & Agency Obligations 33.7%
(22.6% of Total Investments)				$56,706,552

(Cost $55,426,175)

U.S. Government 7.9%				13,291,025

U.S. Treasury Bonds
Bond	3.125	11-15-41	$565,000	565,883

U.S. Treasury Notes
Note (Z)	0.875	12-31-16	2,530,000	2,544,626
Note (Z)	0.875	01-31-17	1,080,000	1,085,568
Note (Z)	2.000	04-30-16	7,000,000	7,385,000
Note (Z)	2.000	02-15-22	1,120,000	1,127,700

U.S. Treasury Strips, PO	2.907	11-15-30	1,025,000	582,248

U.S. Government Agency 25.8%				43,415,527

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (Z)	5.000	03-01-41	3,140,835	3,491,479
30 Yr Pass Thru	6.500	06-01-37	28,877	32,433
30 Yr Pass Thru	6.500	10-01-37	79,381	89,006
30 Yr Pass Thru	6.500	11-01-37	174,167	195,284
30 Yr Pass Thru	6.500	12-01-37	75,269	84,396
30 Yr Pass Thru	6.500	03-01-38	313,123	351,774

Federal National Mortgage Association
30 Yr Pass Thru	4.000	12-01-40	6,571,980	7,044,278
30 Yr Pass Thru	4.000	09-01-41	5,321,533	5,672,371
30 Yr Pass Thru	4.000	10-01-41	2,537,539	2,709,592
30 Yr Pass Thru	4.000	11-01-41	2,557,266	2,709,878
30 Yr Pass Thru (Z)	4.500	10-01-40	3,820,200	4,162,078
30 Yr Pass Thru	5.000	02-01-41	519,202	566,376
30 Yr Pass Thru	5.000	04-01-41	934,774	1,041,908
30 Yr Pass Thru	5.500	06-01-38	7,816,541	8,555,143
30 Yr Pass Thru	5.500	08-01-40	341,460	373,725
30 Yr Pass Thru	6.000	05-01-37	1,853,039	2,051,589
30 Yr Pass Thru (Z)	6.500	07-01-36	681,966	769,343
30 Yr Pass Thru (Z)	6.500	10-01-37	445,366	502,151
30 Yr Pass Thru (Z)	6.500	01-01-39	2,672,779	3,012,723

14 Investors Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Foreign Government Obligations 4.6% (3.1% of Total Investments)				$7,669,031

(Cost $7,486,181)

Argentina 1.3%				2,148,450
City of Buenos Aires (S)(Z)	12.500	04-06-15	$1,700,000	1,721,250

Provincia de Neuquen Argentina (S)	7.875	04-26-21	480,000	427,200

Canada 0.5%				793,244
Province of Ontario	3.150	12-15-17	735,000	793,244

Georgia 0.1%				216,500
Republic of Georgia (S)(Z)	6.875	04-12-21	200,000	216,500

Mexico 0.5%				855,360
Government of Mexico
Bond (Z)	5.125	01-15-20	315,000	368,235
Bond (Z)	5.875	02-17-14	450,000	487,125

Peru 0.2%				242,375
Republic of Peru (Z)	7.350	07-21-25	175,000	242,375

Poland 0.6%				1,070,000
Republic of Poland (Z)	5.000	03-23-22	1,000,000	1,070,000

South Korea 0.1%				216,909
Republic of Korea (Z)	4.375	08-10-15	205,000	216,909

Turkey 0.6%				1,006,964
Export Credit Bank of Turkey (S)	5.875	04-24-19	1,000,000	1,006,964

Ukraine 0.7%				1,119,229
City of Kyiv (S)	9.375	07-11-16	1,285,000	1,119,229

Term Loans (M) 1.6% (1.1% of Total Investments)				$2,712,344

(Cost $2,826,247)

Consumer Discretionary 0.5%				834,444
PRIMEDIA, Inc.	7.500	01-12-18	$942,875	834,444

Consumer Staples 0.1%				242,821
Revlon Consumer Products Corp.	4.750	11-17-17	243,163	242,821

Health Care 0.2%				342,602
National Mentor Holdings, Inc.	7.000	02-09-17	346,500	342,602

Industrials 0.4%				694,750
Delta Air Lines, Inc.	5.500	04-20-17	694,750	694,750

Telecommunication Services 0.4%				597,727
LightSquared LP	12.000	10-01-14	1,030,563	597,727

Collateralized Mortgage Obligations 7.1%
(4.8% of Total Investments)				$11,983,715

(Cost $10,692,803)

Commercial & Residential 6.2%				10,375,529
American Home Mortgage Assets
Series 2006-6, Class XP IO	2.153	12-25-46	$7,286,386	415,720

American Tower Trust
Series 2007-1A, Class C (S)	5.615	04-15-37	195,000	205,818

See notes to financial statements	Semiannual report | Investors Trust 15

		Maturity
	Rate (%)	date	Par value	Value
Commercial & Residential (continued)
Bear Stearns Alt-A Trust
Series 2005-3, Class B2 (P)	2.685	04-25-35	$393,093	$7,659

Commercial Mortgage Pass Through Certificates
Series 2012-LC4, Class B (P)	4.934	12-10-44	365,000	376,347
Series 2012-LC4, Class C (P)	5.825	12-10-44	290,000	286,206

Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.709	09-20-46	36,612,435	2,355,501

GSR Mortgage Loan Trust
Series 2006-4F, Class 6A1	6.500	05-25-36	2,630,735	1,849,838
Series 2004-9, Class B1 (P)	3.159	08-25-34	763,362	319,546

Harborview Mortgage Loan Trust
Series 2005-8, Class 1X IO	2.272	09-19-35	4,383,019	216,530
Series 2007-3, Class ES IO	0.350	05-19-47	7,692,000	48,075
Series 2007-4, Class ES IO	0.350	07-19-47	9,441,672	59,010
Series 2007-6, Class ES IO (S)	0.342	08-19-37	6,499,264	41,270

IndyMac Index Mortgage Loan Trust
Series 2004-AR13, Class B1	5.296	01-25-35	296,614	23,394
Series 2005-AR18, Class 1X IO	2.099	10-25-36	9,066,012	585,302
Series 2005-AR18, Class 2X IO	1.759	10-25-36	8,421,355	397,067
Series 2005-AR5, Class B1 (P)	2.646	05-25-35	163,205	538

Morgan Stanley Capital I
Series 2006-HQ10, Class AM	5.360	11-12-41	665,000	702,325
Series 2008-HQ8, Class AM (P)	5.649	03-12-44	995,000	1,064,962

Provident Funding Mortgage Loan Trust
Series 2005-1, Class B1 (P)	2.881	05-25-35	350,868	51,064

WaMu Mortgage Pass Through Certificates
Series 2005-AR1, Class X IO	1.492	01-25-45	12,487,293	598,271
Series 2005-AR6, Class X IO	1.632	04-25-45	7,699,194	422,230
Series 2005-AR8, Class X IO	1.618	07-25-45	7,012,483	348,856

U.S. Government Agency 0.9%				1,608,186
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO	1.609	12-25-21	2,093,598	215,620

Federal National Mortgage Association
Series 398, Class C3 IO	4.500	05-25-39	1,031,115	139,192
Series 402, Class 3 IO	4.000	11-25-39	923,414	122,327
Series 402, Class 4 IO	4.000	10-25-39	1,582,321	200,637
Series 407, Class 15 IO	5.000	01-25-40	1,320,423	208,665
Series 407, Class 21 IO	5.000	01-25-39	1,090,649	120,752
Series 407, Class 7 IO	5.000	03-25-41	964,848	163,255
Series 407, Class 8 IO	5.000	03-25-41	241,032	42,233
Series 407, Class C6 IO	5.500	01-25-40	2,072,056	395,505

Asset Backed Securities 1.5% (1.0% of Total Investments)				$2,530,394

(Cost $2,432,469)

Asset Backed Securities 1.5%				2,530,394
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A–5	8.100	08-15-25	$34,883	34,707

Countrywide Asset-Backed Certificates
Series 2006-3, Class 2A2 (P)	0.419	06-25-36	732,193	602,954

Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01-25-42	1,115,800	1,158,088

Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05-20-41	700,200	734,645

16 Investors Trust | Semiannual report	See notes to financial statements

			Shares	Value
Common Stocks 0.7% (0.5% of Total Investments)				$1,247,033

(Cost $2,390,374)

Consumer Discretionary 0.2%				334,584

Hotels, Restaurants & Leisure 0.0%

Greektown Superholdings, Inc. (I)			977	54,195

Media 0.2%

Charter Communications, Inc., Class A (Z)			4,301	260,081

Dex One Corp. (I)			20,979	20,308

Vertis Holdings, Inc. (I)			34,015	0

Materials 0.5%				912,449

Containers & Packaging 0.5%

Rock-Tenn Company, Class A (Z)			14,639	912,449

Preferred Securities (b) 2.9% (1.9% of Total Investments)				$4,797,899

(Cost $5,177,753)

Consumer Discretionary 1.4%				2,225,999

Automobiles 0.2%

General Motors Company, Series B, 4.750% (Z)			5,290	206,522

Hotels, Restaurants & Leisure 0.9%

Greektown Superholdings, Inc., Series A (I)			19,074	1,485,102

Media 0.3%

Nielsen Holdings NV, 6.250%			950,000	534,375

Financials 1.2%				2,038,000

Commercial Banks 0.6%

Zions Bancorporation, Series E, 11.000% (Z)			40,000	1,023,200

Real Estate Investment Trusts 0.6%

Public Storage, Inc., Depositary Shares,
Series W, 6.500% (Z)			40,000	1,014,800

Utilities 0.3%				533,900

Electric Utilities 0.3%

PPL Corp., 9.500%			10,000	533,900
		Maturity
	Rate (%)	date	Par value	Value
Escrow Certificates 0.0% (0.0% of Total Investments)				$38,950

(Cost $0)

Consumer Discretionary 0.0%				0
SuperMedia, Inc. (I)	8.000	11-15-16	$2,000,000	0

Materials 0.0%				38,950
Smurfit-Stone Container Corp. (I)	8.000	03-15-17	1,640,000	38,950

See notes to financial statements	Semiannual report | Investors Trust 17

	Par value	Value
Short-Term Investments 0.9% (0.6% of Total Investments)		$1,500,000

(Cost $1,500,000)

Repurchase Agreement 0.9%		1,500,000
Repurchase Agreement with State Street Corp. dated 4-30-12 at
0.010% to be repurchased at $1,500,000, on 5-1-12, collateralized by
$1,530,000 Federal Home Loan Bank, 0.700% due 4-24-15 (valued at
$1,530,000)	$1,500,000	1,500,000

Total investments (Cost $243,996,441)† 149.2%		$251,116,116

Other assets and liabilities, net (49.2%)		($82,845,772)

Total net assets 100.0%		$168,270,344

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

IO Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Payment-in-kind

PO Principal-Only Security — (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.

REIT Real Estate Investment Trust

USGG U.S. Generic Government Yield Index

(a) Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.

(b) Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.

(H) Non-income producing — Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $81,340,478 or 48.34% of the Fund’s net assets as of 4-30-12.

(Z) All or a portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 4-30-12 was $154,124,521.

† At 4-30-12, the aggregate cost of investment securities for federal income tax purposes was $244,461,848. Net unrealized appreciation aggregated $6,654,268, of which $16,771,996 related to appreciated investment securities and $10,117,728 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of investments on 4-30-12:

United States	73.4%
Cayman Islands	5.3%
Mexico	3.0%
United Kingdom	2.2%
Luxembourg	2.1%
Netherlands	1.7%
Canada	1.5%
Argentina	1.4%
Brazil	1.3%
Peru	0.9%
Other Countries	7.2%

18 Investors Trust | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value for each common share.

Assets

Investments, at value (Cost $243,996,441)	$251,116,116
Cash	4,524,466
Cash segregated at custodian for swap contracts	260,000
Receivable for investments sold	906,095
Dividends and interest receivable	3,729,570
Other receivables and prepaid expenses	59,665

Total assets	260,595,912

Liabilities

Payable for investments purchased	4,016,298
Committed facility agreement payable	87,700,000
Swap contracts, at value	521,720
Interest payable	9,368
Payable to affiliates
Accounting and legal services fees	2,510
Trustees’ fees	18,539
Other liabilities and accrued expenses	57,133

Total liabilities	92,325,568

Net assets

Paid-in capital	$176,496,914
Undistributed net investment income	1,021,066
Accumulated net realized loss investments, futures contracts
and swap agreements	(15,845,591)
Net unrealized appreciation (depreciation) on investments
and swap agreements	6,597,955

Net assets	$168,270,344

Net asset value per share

Based on 8,587,158 shares of beneficial interest outstanding — unlimited
number of shares authorized with no par value	$19.60

See notes to financial statements	Semiannual report | Investors Trust 19

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-12
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$9,315,958
Dividends	154,146
Less foreign taxes withheld	(6,260)

Total investment income	9,463,844

Expenses

Investment management fees	668,743
Accounting and legal services fees	15,164
Transfer agent fees	51,855
Trustees’ fees	24,135
Printing and postage	39,006
Professional fees	39,163
Custodian fees	15,980
Interest expense	435,246
Stock exchange listing fees	11,870
Other	12,396

Total expenses	1,313,558

Net investment income	8,150,286

Realized and unrealized gain (loss)

Net realized loss on
Investments	(2,626,275)
Futures contracts	(31,407)
Swap contracts	(118,589)
(2,776,271)
Change in net unrealized appreciation (depreciation) of
Investments	6,882,745
Futures contracts	(11,720)
Swap contracts	(247,762)
6,623,263
Net realized and unrealized gain	3,846,992

Increase in net assets from operations	$11,997,278

20 Investors Trust | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-12	ended
	(unaudited)	10-31-11
Increase (decrease) in net assets

From operations
Net investment income	$8,150,286	$16,423,088
Net realized loss	(2,776,271)	(1,746,933)
Change in net unrealized appreciation (depreciation)	6,623,263	(5,813,791)

Increase in net assets resulting from operations	11,997,278	8,862,364

Distributions to shareholders
From net investment income	(8,562,839)	(16,821,934)

From Fund share transactions
Issued pursuant to Dividend Reinvestment Plan	625,991	1,224,095

Total increase (decrease)	4,060,430	(6,735,475)

Net assets

Beginning of period	164,209,914	170,945,389

End of period	$168,270,344	$164,209,914

Undistributed net investment income	$1,021,066	$1,433,619

Share activity

Shares outstanding
Beginning of period	8,557,999	8,498,607
Issued pursuant to Dividend Reinvestment Plan	29,159	59,392

End of period	8,587,158	8,557,999

See notes to financial statements	Semiannual report | Investors Trust 21

F I N A N C I A L   S T A T E M E N T S

Statement of cash flows

This Statement of cash flows shows cash flow from operating and financing activities for the period stated.

For the
six-month
period ended
4-30-12
(unaudited)
Cash flows from operating activities

Net increase in net assets from operations	$11,997,278
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(77,775,284)
Long-term investments sold	77,179,971
Decrease in short term investments	355,000
Net amortization of premium (discount)	540,219
Decrease in dividends and interest receivable	103,342
Increase in payable for investments purchased	515,811
Increase in receivable for investments sold	(167,725)
Increase in cash segregated at custodian for swap contracts	(260,000)
Decrease in cash held at broker for futures contracts	126,300
Increase in other receivables and prepaid expenses	(26,330)
Increase in unrealized depreciation of swap contracts	247,762
Decrease in payable for futures variation margin	(42,610)
Increase in payable to affiliates	2,452
Decrease in interest payable	(52)
Decrease in other liabilities and accrued expenses	(40,480)
Net change in unrealized (appreciation) depreciation on investments	(6,882,745)
Net realized loss on investments	2,626,275

Net cash provided by operating activities	$8,499,184

Cash flows from financing activities
Distributions to common shareholders net of reinvestments	(7,936,848)

Net cash used in financing activities	($7,936,848)

Net increase in cash	$562,336

Cash at beginning of period	$3,962,130

Cash at end of period	$4,524,466

Supplemental disclosure of cash flow information

Cash paid for interest	$435,298

Noncash financing activities not included herein consist of	625,991
reinvestment of distributions

22 Investors Trust | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

COMMON SHARES
Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning
of period	$19.19	$20.11	$18.03	$14.51	$19.21	$19.90	$20.04
Net investment income[3]	0.95	1.93	2.15	1.70	1.49	1.89	1.74
Net realized and unrealized
gain (loss) on investments	0.46	(0.88)	2.00	3.51	(4.80)	(0.72)	(0.07)
Distributions to Auction
Preferred Shares (APS)	—	—	—	—	(0.19)	(0.55)	(0.50)
Total from
investment operations	1.41	1.05	4.15	5.21	(3.50)	0.62	1.17
Less distributions to
common shareholders
From net investment income	(1.00)	(1.97)	(2.07)	(1.69)	(1.20)	(1.31)	(1.31)
Net asset value, end
of period	$19.60	$19.19	$20.11	$18.03	$14.51	$19.21	$19.90
Per share market value,
end of period	$23.33	$21.82	$21.13	$17.73	$13.46	$17.01	$19.04
Total return at net asset
value (%)[4]	6.95[5]	4.90	23.81	39.26	(18.78)[5]	3.73	6.54
Total return at market
value (%)[4]	11.96[5]	13.52	32.29	47.62	(14.91)[5]	(4.00)	15.41

Ratios and supplemental data

Net assets applicable to
common shares, end of
period (in millions)	$168	$164	$171	$152	$121	$160	$164
Ratios (as a percentage of
average net assets):
Expenses (excluding
interest expense)	1.08[6]	1.04	1.12	1.43	1.42[6]	1.16[7]	1.17[7]
Interest expense	0.53[6]	0.58	0.81	1.00	0.83[6]	—	—
Expenses (including
interest expense)	1.61[6]	1.62	1.93	2.43	2.25[6]	1.16[7]	1.17[7]
Net investment income	9.97[6]	9.63	11.33	11.34	9.93[6]	9.55[8]	8.80[8]
Portfolio turnover (%)	31	45	71	72	37	46	63

See notes to financial statements	Semiannual report | Investors Trust 23

COMMON SHARES
Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06

Senior securities

Total value of APS outstanding
(in millions)	—	—	—	—	—	$86	$86
Involuntary liquidation
preference per unit
(in thousands)	—	—	—	—	—	25	25
Average market value per unit
(in thousands)	—	—	—	—	—	25	25
Asset coverage per unit[9]	—	—	—	—	—[10]	$71,364	$72,917
Total debt outstanding end of
period (in millions)	$88	$88	$80	$67	$58	—	—
Asset coverage per $1,000
of APS[11]	—	—	—	—	—	$2,856	$2,910
Asset coverage per $1,000
of debt[12]	$2,917	$2,871	$3,136	$3,268	$3,090	—	—

1 Six months ended 4-30-12. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period.
5 Not annualized.
6 Annualized.
7 Ratios calculated on the basis of expenses relative to the average net assets of common shares. Without the exclusion of preferred shares, the ratios of expenses would have been 0.76% and 0.77% for the years ended 12-31-07 and 12-31-06, respectively.
8 Ratios calculated on the basis of net investment income relative to the average net assets of common shares. Without the exclusion of preferred shares, the ratios of net investment income would have been 6.26% and 5.77% for the years ended 12-31-07 and 12-31-06, respectively.
9 Calculated by subtracting the Fund’s total liabilities from the Fund’s total assets and dividing that amount by the number of APS outstanding, as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.
10 In May 2008, the Fund entered into a Committed Facility Agreement with a third-party commercial bank in order to redeem the APS. The redemption of all APS was completed on 6-12-08.
11 Asset coverage equals the total net assets plus APS divided by the APS of the Fund outstanding at period end.
12 Asset coverage equals the total net assets plus borrowings divided by the borrowings of the Fund outstanding at period end (Note 8). As debt outstanding changes, level of invested assets may change accordingly. Asset coverage ratio provides a consistent measure of leverage.

24 Investors Trust | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Investors Trust (the Fund) is a closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Semiannual report | Investors Trust 25

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
INVESTMENTS IN SECURITIES	VALUE AT 4-30-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$158,580,315	—	$157,362,415	$1,217,900
Convertible Bonds	2,705,883	—	2,705,883	—
Capital Preferred Securities	644,000	—	644,000	—
U.S. Government & Agency
Obligations	56,706,552	—	56,706,552	—
Foreign Government
Obligations	7,669,031	—	7,669,031	—
Term Loans	2,712,344	—	2,712,344	—
Collateralized Mortgage
Obligations	11,983,715	—	11,935,640	48,075
Asset Backed Securities	2,530,394	—	2,530,394	—
Common Stocks	1,247,033	$1,192,838	—	54,195
Preferred Securities	4,797,899	2,778,422	534,375	1,485,102
Escrow Certificates	38,950	—	38,950	—
Short-Term Investments	1,500,000	—	1,500,000	—

Total Investments in
Securities	$251,116,116	$3,971,260	$244,339,584	$2,805,272
Other Financial Instruments
Interest Rate Swaps	($521,720)	—	($521,720)	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six months ended April 30, 2012, there were no significant transfers in or out of Level 1 or Level 2.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

		COLLATERALIZED
	CORPORATE	MORTGAGE	ASSET BACKED	COMMON	PREFERRED
	BONDS	OBLIGATIONS	SECURITIES	STOCKS	SECURITIES	TOTAL

Balance as of 10-31-11	$580,943	$54,485	$148,750	$221,001	$1,392,673	$2,397,852
Realized gain (loss)	1,020	—	(16)	—	—	1,004
Change in unrealized
appreciation (depreciation)	210,488	(2,493)	14,466	(166,806)	92,429	148,084
Purchases	500,000	207	—	—	—	500,207
Sales	(74,551)	(4,124)	(163,200)	—	—	(241,875)
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—
Balance as of 4-30-12	$1,217,900	$48,075	—	$54,195	$1,485,102	$2,805,272
Change in unrealized at
period end*	$210,488	($2,493)	—	($166,806)	$92,429	$133,618

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of operations.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service,

26 Investors Trust | Semiannual report

which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. The Fund may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Such estimates are revised when actual components of distributions are known. Distributions from REITs received in excess of income may be recorded as a reduction of cost of investments and/or as a realized gain.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which it invests. Taxes are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Stripped securities. Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives only principal payments from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Overdrafts. Pursuant to the custodian agreement, the Fund’s custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security

Semiannual report | Investors Trust 27

entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $12,269,717 available to offset future net realized capital gains as of October 31, 2011. The following table details the capital loss carryforward available as of October 31, 2011.

CAPITAL LOSS CARRYFORWARD EXPIRING AT OCTOBER 31
2013	2014	2015	2016	2017	2019

$2,727,289	$2,605,424	$1,304,634	$912,660	$2,675,603	$2,044,107

As of October 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, tender fees, derivative transactions and amortization and accretion on debt securities.

Statement of cash flows. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the Fund’s Statement of assets and liabilities and represents the cash on hand at its custodian and does not include any short-term investments or cash segregated at custodian for swap contracts.

28 Investors Trust | Semiannual report

New accounting pronouncements. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

The Fund has entered into collateral agreements with certain counterparties to mitigate counterparty risk on over-the-counter derivatives. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the Fund is held by the custodian bank for the benefit of the Fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the Fund is held in a segregated account at the Fund’s custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statement of assets and liabilities. As of April 30, 2012, $260,000 was posted by the Fund for the benefit of counterparties.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable/payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Semiannual report | Investors Trust 29

During the six months ended April 30, 2012, the Fund used futures contracts to manage the duration of the portfolio. During the six months ended April 30, 2012, the fund held futures contracts with notional values up to $11.3 million, as measured at each quarter end. There were no open futures contracts as of April 30, 2012.

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Upfront payments made/received by the Fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the Fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

During the six months ended April 30, 2012, the Fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of April 30, 2012.

	USD	PAYMENTS	PAYMENTS
	NOTIONAL	MADE	RECEIVED	TERMINATION	MARKET
COUNTERPARTY	AMOUNT	BY FUND	BY FUND	DATE	VALUE

Morgan Stanley	$22,000,000	Fixed	3 Month	Aug 2016	($521,720)
Capital Services		1.442500%	LIBOR (a)

(a) At 4-30-12, the 3-month LIBOR rate was 0.46585%.

Interest rate swap positions at April 30, 2012, were entered into on August 5, 2011. No other interest rate swap activity occurred during the year ended October 31, 2011 and the six months ended April 30, 2012.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at April 30, 2012 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	AND LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate contracts	Swap contracts at value	Interest rate	—	($521,720)
		swaps
Total			—	($521,720)

30 Investors Trust | Semiannual report

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2012:

	STATEMENT OF
	OPERATIONS	FUTURE	SWAP
RISK	LOCATION	CONTRACTS	CONTRACTS	TOTAL

Interest rate	Net realized loss	($31,407)	($118,589)	($149,996)
contracts
Total		($31,407)	($118,589)	($149,996)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2012:

	STATEMENT OF
	OPERATIONS	FUTURES	SWAP
RISK	LOCATION	CONTRACTS	CONTRACTS	TOTAL

Interest rate	Change in	($11,720)	($247,762)	($259,482)
contracts	unrealized
	appreciation
	(depreciation)
Total		($11,720)	($247,762)	($259,482)

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. The Adviser is an indirect wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment advisory agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of (a) 0.650% of the first $150,000,000 of the Fund’s average daily net assets and the value attributed to the Committed Facility Agreement (collectively, managed assets), (b) 0.375% of the next $50,000,000, (c) 0.350% of the next $100,000,000 and (d) 0.300% of the Fund’s average daily managed assets in excess of $300,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended April 30, 2012 were equivalent to the net annual effective rate of 0.53% of the Fund’s average daily managed assets.

Semiannual report | Investors Trust 31

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2012, amounted to an annual rate of 0.01% of the Fund’s average daily managed assets.

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 6 — Leverage risk

The Fund utilizes a Committed Facility Agreement (CFA) to increase its assets available for investment. When the Fund leverages its assets, common shareholders bear the fees associated with the CFA and have the potential to benefit or be disadvantaged from the use of leverage. The Adviser’s fee is also increased in dollar terms from the use of leverage. Consequently, the Fund and the Adviser may have differing interests in determining whether to leverage the Fund’s assets. Leverage creates risks that may adversely affect the return for the holders of common shares, including:

• the likelihood of greater volatility of net asset value and market price of common shares

• fluctuations in the interest rate paid for the use of the credit facility

• increased operating costs, which may reduce the Fund’s total return

• the potential for a decline in the value of an investment acquired through leverage, while the Fund’s obligations under such leverage remains fixed

• the Fund is more likely to have to sell securities in a volatile market in order to meet asset coverage or other debt compliance requirements

To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used, conversely, returns would be lower if the cost of the leverage exceeds the income or capital appreciation derived.

In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the risk that it would be unable to timely, or at all, obtain replacement financing if the CFA is terminated. Were this to happen, the Fund would be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

Note 7 — Committed Facility Agreement

The Fund has entered into a CFA with a subsidiary of BNP Paribas (BNP) that allows it to borrow up to $91 million and to invest the borrowings in accordance with its investment practices.

32 Investors Trust | Semiannual report

Borrowings under the CFA are secured by the assets of the Fund as disclosed in the Fund’s investments. Interest charged is at the rate of one-month LIBOR plus 0.70% and is payable monthly. The Fund also pays a commitment fee of 0.60% per annum on the unused portion of the commitment. The commitment fees for the six months ended April 30, 2012 totaled $10,010 and are included in the interest expense in the Statement of operations. As of April 30, 2012, the Fund had borrowings of $87,700,000 at an interest rate of 0.94%, which are reflected on the Statement of assets and liabilities. During the six months ended April 30, 2012, the average borrowings under the CFA and the effective average interest rate were $87,700,000 and 1.00%, respectively.

The Fund may terminate the agreement with 30 days’ notice. If certain asset coverage and collateral requirements, minimum net assets or other covenants are not met, the CFA could be deemed in default and result in termination. Absent a default or a facility termination event, BNP is required to provide the Fund with 360 days’ notice prior to terminating or amending the CFA.

The Fund has an agreement with BNP that allows BNP to borrow a portion of the pledged collateral (Lent Securities) in an amount not to exceed the lesser of: (i) outstanding borrowings owed by the Fund to BNP and (ii) thirty-three and one-third percent of the Fund’s total assets. The Fund can designate any security within the pledged collateral as ineligible to be a Lent Security and can recall any of the Lent Securities. The Fund also has the right to apply and set-off an amount equal to one-hundred percent (100%) of the then-current fair market value of such Lent Securities against the current borrowings under the CFA in the event that BNP fails to timely return the Lent Securities and in certain other circumstances. In such circumstances, however, the Fund may not be able to obtain replacement financing required to purchase replacement securities and, consequently, the Fund’s income generating potential may decrease. Even if the Fund is able to obtain replacement financing, it might not be able to purchase replacement securities at favorable prices. There has been no lending activity under this agreement during the six months ended April 30, 2012.

Note 8 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $6,865,570 and $8,739,827, respectively, for the six months ended April 30, 2012. Purchases and sales of U.S. Treasury obligations aggregated $70,909,714 and $68,440,144, respectively, for the six months ended April 30, 2012.

Semiannual report | Investors Trust 33

Additional information

Unaudited

Investment objective and policy

The Fund is a closed-end, diversified management investment company, common shares of which were initially offered to the public on January 29, 1971 and are publicly traded on the NYSE. The Fund’s primary investment objective is to generate income for distribution to its shareholders, with capital appreciation as a secondary objective. The preponderance of the Fund’s assets are invested in a diversified portfolio of debt securities, some of which may carry equity features. Up to 50% of the value of the Fund’s assets may be invested in restricted securities acquired through private placements. The Fund may also invest in repurchase agreements.

Dividends and distributions

During the six-month period ended April 30, 2012, distributions from net investment income totaling $0.9997 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:

INCOME
PAYMENT	DIVIDENDS

December 30, 2011	$0.5002
March 30, 2012	0.4995
Total	$0.9997

Dividend reinvestment plan

The Fund’s Dividend Reinvestment Plan (the Plan) provides that distributions of dividends and capital gains are automatically reinvested in common shares of the Fund by Computershare Trust Company, N.A. (formerly known as The Bank of New York Mellon) (the Plan Agent). Every shareholder holding at least one full share of the Fund is entitled to participate in the Plan. In addition, every shareholder who became a shareholder of the Fund after June 30, 2011 and holds at least one full share of the Fund will be automatically enrolled in the Plan. Shareholders may withdraw from the Plan at any time and shareholders who do not participate in the Plan will receive all distributions in cash.

If the Fund declares a dividend or distribution payable either in cash or in common shares of the Fund and the market price of shares on the payment date for the distribution or dividend equals or exceeds the Fund’s net asset value per share (NAV), the Fund will issue common shares to participants at a value equal to the higher of NAV or 95% of the market price. The number of additional shares to be credited to each participant’s account will be determined by dividing the dollar amount of the distribution or dividend by the higher of NAV or 95% of the market price. If the market price is lower than NAV, or if dividends or distributions are payable only in cash, then participants will receive shares purchased by the Plan Agent on participants’ behalf on the New York Stock Exchange (the NYSE) or otherwise on the open market. If the market price exceeds NAV before the Plan Agent has completed its purchases, the average per share purchase price may exceed NAV, resulting in fewer shares being acquired than if the Fund had issued new shares.

There are no brokerage charges with respect to common shares issued directly by the Fund. However, whenever shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees, currently $0.05 per share purchased or sold. Brokerage trading fees will be deducted from amounts to be invested.

The reinvestment of dividends and net capital gains distributions does not relieve participants of any income tax that may be payable on such dividends or distributions.

34 Investors Trust | Semiannual report

Shareholders participating in the Plan may buy additional shares of the Fund through the Plan at any time in amounts of at least $50 per investment, up to a maximum of $10,000, with a total calendar year limit of $100,000. Shareholders will be charged a $5 transaction fee plus $0.05 per share brokerage trading fee for each order. Purchases of additional shares of the Fund will be made on the open market. Shareholders who elect to utilize monthly electronic fund transfers to buy additional shares of the Fund will be charged a $2 transaction fee plus $0.05 per share brokerage trading fee for each automatic purchase. Shareholders can also sell Fund shares held in the Plan account at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.computershare.com and clicking on EquityAccess & More. The Plan Agent will mail a check to you (less applicable brokerage trading fees) on settlement date, which is three business days after your shares have been sold. If you choose to sell your shares through your stockbroker, you will need to request that the Plan Agent electronically transfer your shares to your stockbroker through the Direct Registration System.

Shareholders participating in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.computershare.com and clicking on EquityAccess & More. Such termination will be effective immediately if the notice is received by the Plan Agent prior to any dividend or distribution record date; otherwise, such termination will be effective on the first trading day after the payment date for such dividend or distribution, with respect to any subsequent dividend or distribution. If you withdraw, your shares will be credited to your account; or, if you wish, the Plan Agent will sell your full and fractional shares and send you the proceeds, less a transaction fee of $5.00 and less brokerage trading fees of $0.05 per share. If a shareholder does not maintain at least one whole share of common stock in the Plan account, the Plan Agent may terminate such shareholder’s participation in the Plan after written notice. Upon termination, shareholders will be sent a check for the cash value of any fractional share in the Plan account, less any applicable broker commissions and taxes.

Shareholders who hold at least one full share of the Fund may join the Plan by notifying the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.computershare.com and clicking on EquityAccess & More. If received in proper form by the Plan Agent before the record date of a dividend, the election will be effective with respect to all dividends paid after such record date. If you wish to participate in the Plan and your shares are held in the name of a brokerage firm, bank or other nominee, please contact your nominee to see if it will participate in the Plan for you. If you wish to participate in the Plan, but your brokerage firm, bank or other nominee is unable to participate on your behalf, you will need to request that your shares be re-registered in your own name, or you will not be able to participate. The Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by you as representing the total amount registered in your name and held for your account by your nominee.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund and the Plan Agent reserve the right to amend or terminate the Plan. Participants generally will receive written notice at least 90 days before the effective date of any amendment. In the case of termination, participants will receive written notice at least 90 days before the record date for the payment of any dividend or distribution by the Fund.

All correspondence or requests for additional information about the Plan should be directed to Computershare Trust Company, N.A., at the address stated below or by calling 1-800-852-0218, 1-201-680-6578 (For International Telephone Inquiries), and 1-201-680-6610 (For the Hearing Impaired (TDD)).

Semiannual report | Investors Trust 35

Shareholder communication and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Computershare Trust Company, N.A.
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310–1900
Telephone: 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

Shareholder meeting

The Fund held its Annual Meeting of Shareholders on January 20, 2012. The following action was taken by the shareholders:

Proposal: Election of ten (10) Trustees to serve until their respective successors have been duly elected and qualified or such earlier date as required by the by-laws of the Fund. Each nominee was reelected by the Fund’s shareholders and the votes cast with respect to each Trustee are set forth below.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

James F. Carlin	6,932,874	165,033
William H. Cunningham	6,932,696	165,211
Deborah C. Jackson	6,932,944	164,963
Stanley Martin	6,923,972	173,935
Patti McGill Peterson	6,909,007	188,900
Hugh McHaffie	6,930,360	167,547
John A. Moore	6,912,463	185,444
Steven R. Pruchansky	6,923,110	174,797
Gregory A. Russo	6,930,067	167,840
John G. Vrysen	6,929,260	168,647

Subsequent to the Annual Meeting date, Mr. Carlin resigned from the Board.

36 Investors Trust | Semiannual report

More information

Trustees	Officers	Investment adviser
Steven R. Pruchansky	Keith F. Hartstein	John Hancock Advisers, LLC
Chairman	President and
William H. Cunningham	Chief Executive Officer	Subadviser
Deborah C. Jackson		John Hancock Asset Management
Stanley Martin*	Andrew G. Arnott	a division of Manulife Asset
Hugh McHaffie†	Senior Vice President and	Management (US) LLC
Dr. John A. Moore*	Chief Operating Officer
Vice Chairman		Custodian
Patti McGill Peterson*	Thomas M. Kinzler	State Street Bank and
Gregory A. Russo	Secretary and Chief Legal Officer	Trust Company
John G. Vrysen†
	Francis V. Knox, Jr.	Transfer agent
*Member of the	Chief Compliance Officer	Computershare Shareowner
Audit Committee		Services, LLC
†Non-Independent Trustee	Charles A. Rizzo
	Chief Financial Officer	Legal counsel
K&L Gates LLP
Salvatore Schiavone
	Treasurer	Stock symbol
Listed New York Stock
Exchange: JHI

For shareholder assistance refer to page 36

You can also contact us:
1-800-852-0218	Regular mail:
jhfunds.com	Computershare Shareowner Services, LLC
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310-1900

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-852-0218.

The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

Semiannual report | Investors Trust 37

1-800-852-0218
1-800-231-5469 TDD
1-800-843-0090 EASI-Line
www.jhfunds.com

PRESORTED
STANDARD
U.S. POSTAGE
PAID
MIS

P50SA 4/12
6/12

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By: /s/ Keith F. Hartstein
      Keith F. Hartstein
      President and Chief Executive Officer

Date: June 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
      Keith F. Hartstein
      President and Chief Executive Officer

Date: June 26, 2012

By: /s/ Charles A. Rizzo
      Charles A. Rizzo
      Chief Financial Officer

Date: June 26, 2012